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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 ---------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 ---------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 ---------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Maria R. McGarry          Bala Cynwyd, PA       May 16, 2011
   -------------------------------    -----------------   -----------------
            [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: $615,903
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          NONE

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                           FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   x($1000)   PRN AMT  PRN CALL DISCRETN MANAGERS  SOLE         SHARED    NONE
-------------------------- -------------- --------- -------- ---------- --- ---- -------- -------- ------------ --------- --------
Advanced Micro Devices Inc CONVRT BOND    007903AN7   41,059 39,571,000 PRN      Sole                39,571,000
Affymetrix Inc             CONVRT BOND    00826TAG3   13,374 13,537,000 PRN      Sole                13,537,000
Amkor Technology Inc       CONVRT BOND    031652AX8    5,064  5,070,000 PRN      Sole                 5,070,000
Avatar Holdings Inc        CONVRT BOND    053494AF7   16,519 16,519,000 PRN      Sole                16,519,000
Avatar Holdings Inc        CONVRT BOND    053494AG5    2,655  2,500,000 PRN      Sole                   830,000 1,670,000
Cal-Dive International,
 Inc.                      CONVRT BOND    127914AB5   41,908 41,838,000 PRN      Sole                41,838,000
CapitalSource Inc          CONVRT BOND    14055XAD4    3,013  3,000,000 PRN      Sole                 3,000,000
CapitalSource Inc          CONVRT BOND    14055XAE2   25,626 25,535,000 PRN      Sole                25,535,000
CapitalSource Inc          CONVRT BOND    14055XAG7   17,375 16,774,000 PRN      Sole                16,774,000
Century Aluminum Co        CONVRT BOND    156431AE8   11,346 11,415,000 PRN      Sole                11,415,000
Charming Shoppes Inc       CONVRT BOND    161133AE3    5,703  6,520,000 PRN      Sole                 2,528,000 3,992,000
Conceptus Inc              CONVRT BOND    206016AA5    3,067  3,065,000 PRN      Sole                 3,065,000
Energy Conversion Devices
 Inc                       CONVRT BOND    292659AA7    1,571  2,500,000 PRN      Sole                 1,250,000 1,250,000
Euronet Worldwide Inc      CONVRT BOND    298736AF6    9,515  9,504,000 PRN      Sole                 6,504,000 3,000,000
Evergreen Solar Inc        CONVRT BOND    30033RAC2      292  1,000,000 PRN      Sole                 1,000,000
GenCorp Inc                CONVRT BOND    368682AL4   14,598 14,682,000 PRN      Sole                14,682,000
Iconix Brand Group Inc     CONVRT BOND    451055AB3    3,057  3,005,000 PRN      Sole                 1,500,000 1,505,000
Jazz Technologies Inc      CONVRT BOND    47214EAA0    2,414  2,400,000 PRN      Sole                 1,200,000 1,200,000
Kemet Corp                 CONVRT BOND    488360AB4   13,634 13,685,000 PRN      Sole                13,685,000
LDK Solar Co Ltd           CONVRT BOND    50183LAB3   47,048 47,109,000 PRN      Sole                46,109,000 1,000,000
L-1 Identity Solutions Inc CONVRT BOND    50212AAB2   22,881 22,870,000 PRN      Sole                21,460,000 1,410,000
Level 3 Communications Inc CONVRT BOND    52729NBK5   49,120 49,868,000 PRN      Sole                49,868,000
Lifetime Brands Inc        CONVRT BOND    53222QAB9   10,159 10,150,000 PRN      Sole                10,150,000
Alcatel-Lucent/France      CONVRT BOND    549463AG2    5,332  6,000,000 PRN      Sole                           6,000,000
Alcatel-Lucent/France      CONVRT BOND    549463AH0   46,420 47,663,000 PRN      Sole                46,163,000 1,500,000
MF Global Holdings Ltd     CONVRT BOND    55276YAB2    1,635  1,365,000 PRN      Sole                   460,000   905,000
Masco Corp                 CONVRT BOND    574599BB1    5,059  9,500,000 PRN      Sole                 9,500,000
Mentor Graphics Corp       CONVRT BOND    587200AF3    6,687  6,548,000 PRN      Sole                 3,891,000 2,657,000
NII Holdings Inc           CONVRT BOND    62913FAJ1   46,300 46,000,000 PRN      Sole                46,000,000
Nash Finch Co              CONVRT BOND    631158AD4    3,509  7,080,000 PRN      Sole                 4,132,000 2,948,000
Pantry Inc/The             CONVRT BOND    698657AL7   14,738 14,860,000 PRN      Sole                14,860,000
Penn Virginia Corp         CONVRT BOND    707882AA4   16,935 16,400,000 PRN      Sole                15,510,000   890,000
Pixelworks Inc             CONVRT BOND    72581MAB3    2,678  2,720,000 PRN      Sole                 2,720,000
Playboy Enterprises Inc    CONVRT BOND    728117AB8   15,884 15,897,000 PRN      Sole                15,897,000
Powerwave Technologies Inc CONVRT BOND    739363AF6      361    375,000 PRN      Sole                   185,000   190,000
School Specialty Inc       CONVRT BOND    807863AL9   17,972 17,800,000 PRN      Sole                17,800,000
Sirius XM Radio Inc        CONVRT BOND    82966UAD5   11,364 11,287,000 PRN      Sole                11,287,000
Spartan Stores Inc         CONVRT BOND    846822AE4    3,079  3,220,000 PRN      Sole                 1,460,000 1,760,000
Standard Pacific Corp      CONVRT BOND    853763AA8    7,288  7,000,000 PRN      Sole                 7,000,000
SunPower Corp              CONVRT BOND    867652AA7   47,735 48,635,000 PRN      Sole                44,420,000 4,215,000
THQ Inc                    CONVRT BOND    872443AB2    1,930  2,000,000 PRN      Sole                 1,000,000 1,000,000

Records                                41 Total Mkt  615,903
                                          Value